SIGNIFICANT ACCOUNTING POLICIES - Property, plant and equipment (Details)	12 Months Ended
Mar. 31, 2022
Furniture & Fixtures
Property, plant and equipment
Property, plant and equipment, useful life	5 years
Medical & Laboratory Equipment
Property, plant and equipment
Property, plant and equipment, useful life	5 years
Computer Equipment
Property, plant and equipment
Property, plant and equipment, useful life	3 years
Construction in Progress
Property, plant and equipment
Property, plant and equipment, useful life	0 years